Provisions - Summary of Other Provisions (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023
Provisions [abstract]
Due within one year	€ 831	€ 537
Due after one year	571	563
Total provisions	€ 1,402	€ 1,100